OPERATING LEASE- Consolidated balancesheet information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Lessee, Lease, Description [Line Items]
Right-of-use assets	¥ 5,420	$ 851	¥ 11,324
Operating lease liabilities - current	5,571	874	6,988
Operating lease liabilities – non-current	3,123	$ 490	8,309
Previous Lease Standard ("ASC 840") [Member]
Lessee, Lease, Description [Line Items]
Right-of-use assets	5,420		11,324
Operating lease liabilities - current	5,571		6,988
Operating lease liabilities – non-current	3,123		8,309
Total lease liabilities	¥ 8,694		¥ 15,297
Weighted average remaining lease term	1 year 7 months 9 days	1 year 7 months 9 days	1 year 8 months 12 days
Weighted average discount rate	4.75%	4.75%	4.75%